Discontinued Operations (Details 2) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-term liabilities related to long-term self-insurance claims
Balance at the beginning of the period	$ 8	$ 301	$ 391
Balance at the end of the period	8	301	391
Assets:
Receivables, net		28	29
Inventories and other current assets		48	42
Total Current Assets		76	71
Property and equipment, net		181	182
Goodwill and intangible assets, net		355	1,032
Other long-term assets		6	4
Total Assets		618	1,289
Liabilities:
Current liabilities	8	139	101
Long-term debt and other long-term liabilities		162	290
Total Liabilities	$ 8	$ 301	$ 391